Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.44%
FHLMC (5 Year Treasury Constant Maturity +2.08%) ±	2.70%	9-1-2032	$324,799	$ 325,803
FHLMC	8.50	7-1-2028	11,961	13,120
FHLMC Series 1383 (1 Year Treasury Constant Maturity +2.25%) ±	2.37	2-1-2037	75,017	78,931
FHLMC Series 2013-K30 Class B 144A±±	3.56	6-25-2045	700,000	717,989
FHLMC Series 2390 Class FD (1 Month LIBOR +0.45%) ±	0.56	12-15-2031	8,531	8,550
FHLMC Series 2567 Class FH (1 Month LIBOR +0.40%) ±	0.51	2-15-2033	27,771	27,318
FHLMC Series 3987 Class CI ♀	3.50	6-15-2026	971,532	13,009
FHLMC Series K020 Class X1 ♀±±	1.33	5-25-2022	4,530,240	5,698
FNMA (6 Month LIBOR +1.64%) ±	1.89	9-1-2037	10,880	10,913
FNMA	6.00	4-1-2033	47,773	49,105
FNMA	7.50	2-1-2030	4,917	4,946
FNMA Series 1997-20 Class IO ♀±±	1.84	3-25-2027	52,035	662
FNMA Series 2001-25 Class Z	6.00	6-25-2031	38,035	41,663
FNMA Series 2001-35 Class F (1 Month LIBOR +0.60%) ±	0.71	7-25-2031	2,115	2,136
FNMA Series 2001-57 Class F (1 Month LIBOR +0.50%) ±	0.61	6-25-2031	2,130	2,156
FNMA Series 2002-77 Class FH (1 Month LIBOR +0.40%) ±	0.51	12-18-2032	12,946	12,978
FNMA Series 2002-97 Class FR (1 Month LIBOR +0.55%) ±	0.66	1-25-2033	3,255	3,284
GNMA	6.50	6-15-2028	11,731	12,821
GNMA Series 2019-H06 Class HI ♀±±	1.81	4-20-2069	4,020,072	167,895
Total Agency securities (Cost $1,426,004)				1,498,977
Asset-backed securities: 1.14%
Acres plc Series 2021-FL2 Class A (1 Month LIBOR +1.40%) 144A±	1.50	1-15-2037	500,000	500,727
Aqua Finance Trust Series 2021-A Class A 144A	1.54	7-17-2046	678,882	666,784
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	95,385	95,762
Bear Stearns Asset Backed Securities Series 2002-2 Class A1 (1 Month LIBOR +0.66%) ±	0.77	10-25-2032	71,550	71,309
CVS Pass-Through Trust Series T	6.04	12-10-2028	344,079	380,561
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	992,500	1,015,627
Mesa Trust Asset Backed Certificates Series 2001-5 Class A (1 Month LIBOR +0.80%) 144A±	0.91	12-25-2031	3,210	3,205
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 (1 Month LIBOR +1.00%) ±	1.10	5-20-2030	131,549	131,868
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	1,000,000	978,569
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	1.33	10-25-2027	9,605	9,608
Total Asset-backed securities (Cost $3,890,954)				3,854,020

See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  1

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 0.98%
Energy: 0.56%
Energy equipment & services: 0.32%
Bristow Group Incorporated †	33,364	$ 1,096,007
Oil, gas & consumable fuels: 0.24%
Denbury Incorporated †	10,597	796,259
Financials: 0.42%
Mortgage REITs: 0.42%
Blackstone Mortgage Trust Incorporated Class A	14,944	469,540
Ladder Capital Corporation	41,398	492,222
Starwood Property Trust Incorporated	18,508	458,073
		1,419,835
Total Common stocks (Cost $2,151,165)		3,312,101

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 68.17%
Communication services: 11.73%
Diversified telecommunication services: 0.73%
Cablevision Lightpath LLC 144A	5.63%	9-15-2028	$140,000	133,629
Cablevision Lightpath LLC 144A	3.88	9-15-2027	160,000	150,026
Level 3 Financing Incorporated 144A	3.63	1-15-2029	425,000	386,750
Level 3 Financing Incorporated 144A	4.25	7-1-2028	375,000	357,769
Zayo Group Holdings Incorporated 144A	6.13	3-1-2028	1,525,000	1,438,685
				2,466,859
Entertainment: 1.07%
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	870,000	839,550
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	528,000	537,240
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	1,025,000	1,103,228
Seaworld Parks & Entertainment 144A	5.25	8-15-2029	1,165,000	1,135,071
				3,615,089
Interactive media & services: 0.46%
Rackspace Technology Company 144A	5.38	12-1-2028	1,665,000	1,552,613
Media: 9.06%
CCO Holdings LLC 144A	4.25	1-15-2034	530,000	490,383
CCO Holdings LLC 144A	4.50	8-15-2030	3,000,000	2,925,000
CCO Holdings LLC	4.50	5-1-2032	250,000	240,938
CCO Holdings LLC 144A	5.00	2-1-2028	150,000	151,830
CCO Holdings LLC 144A	5.13	5-1-2027	450,000	461,273
Charter Communications Operating LLC	5.05	3-30-2029	675,000	744,351
Cinemark USA Incorporated 144A	5.25	7-15-2028	1,650,000	1,563,375
Cinemark USA Incorporated 144A	5.88	3-15-2026	420,000	412,650
Cinemark USA Incorporated 144A	8.75	5-1-2025	385,000	403,769
Clear Channel Outdoor Holdings 144A	5.13	8-15-2027	435,000	435,000
Clear Channel Outdoor Holdings 144A	7.75	4-15-2028	550,000	570,625
Compression Partners LP	6.88	9-1-2027	65,000	66,749
Covert Mergeco Incorporated 144A	4.88	12-1-2029	820,000	814,588
CSC Holdings LLC 144A	4.13	12-1-2030	865,000	791,639
See accompanying notes to portfolio of investments

2  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
CSC Holdings LLC 144A	4.63%	12-1-2030	$625,000	$ 556,250
CSC Holdings LLC 144A	5.38	2-1-2028	425,000	426,250
CSC Holdings LLC 144A	5.75	1-15-2030	4,025,000	3,792,677
DIRECTV Holdings LLC 144A	5.75	12-1-2028	1,280,000	1,224,857
DIRECTV Holdings LLC 144A	5.88	8-15-2027	740,000	742,738
DISH DBS Corporation	7.75	7-1-2026	340,000	349,897
Gray Escrow II Incorporated 144A	5.38	11-15-2031	1,410,000	1,390,253
Gray Television Incorporated 144A	4.75	10-15-2030	1,850,000	1,773,549
Lamar Media Corporation	4.00	2-15-2030	250,000	240,000
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	450,000	444,699
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	1,225,000	1,255,625
Nielsen Finance LLC 144A	5.63	10-1-2028	1,255,000	1,252,992
Nielsen Finance LLC 144A	5.88	10-1-2030	1,545,000	1,547,827
Outfront Media Capital Corporation 144A	4.63	3-15-2030	675,000	646,313
Outfront Media Capital Corporation 144A	5.00	8-15-2027	50,000	49,610
QVC Incorporated	4.75	2-15-2027	1,260,000	1,199,470
Salem Media Group Incorporated 144A	6.75	6-1-2024	845,000	840,775
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	790,000	781,413
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	100,000	102,000
Scripps Escrow II Incorporated 144A	3.88	1-15-2029	170,000	162,241
Townsquare Media Incorporated 144A	6.88	2-1-2026	1,765,000	1,833,005
				30,684,611
Wireless telecommunication services: 0.41%
Consolidated Communications Holdings Incorporated 144A	6.50	10-1-2028	550,000	566,335
Sprint Spectrum Company 144A	5.15	9-20-2029	750,000	817,500
				1,383,835
Consumer discretionary: 7.32%
Auto components: 1.04%
Allison Transmission Incorporated 144A	5.88	6-1-2029	240,000	252,821
Clarios Global LP 144A	6.25	5-15-2026	305,000	315,294
Clarios Global LP 144A	6.75	5-15-2025	45,000	46,688
Cooper Tire & Rubber Company	7.63	3-15-2027	1,710,000	1,951,538
Tenneco Incorproated 144A	5.13	4-15-2029	1,020,000	944,683
				3,511,024
Automobiles: 0.18%
Ford Motor Company	3.25	2-12-2032	645,000	613,614
Diversified consumer services: 0.64%
Service Corporation International	7.50	4-1-2027	1,845,000	2,167,875
Hotels, restaurants & leisure: 3.38%
Carnival Corporation 144A	10.50	2-1-2026	325,000	364,975
Carnival Corporation 144A	4.00	8-1-2028	760,000	722,973
Carnival Corporation 144A	6.00	5-1-2029	640,000	615,680
Carnival Corporation 144A	7.63	3-1-2026	1,165,000	1,188,300
Carnival Corporation 144A	9.88	8-1-2027	425,000	476,531
CCM Merger Incorporated 144A	6.38	5-1-2026	2,240,000	2,318,400
NCL Corporation Limited 144A	5.88	3-15-2026	910,000	866,775
NCL Corporation Limited 144A	12.25	5-15-2024	1,138,000	1,325,429
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	130,000	125,632
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  3

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure (continued)
Royal Caribbean Cruises Limited 144A	5.50%	8-31-2026	$345,000	$ 336,375
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	680,000	659,797
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	1,400,000	1,474,900
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	525,000	562,118
Six Flags Entertainment Company 144A	5.50	4-15-2027	400,000	403,000
				11,440,885
Household durables: 0.55%
Allied Universal Holdco LLC 144A	6.63	7-15-2026	600,000	616,119
WASH Multifamily Acquisition Incorporated 144A	5.75	4-15-2026	1,240,000	1,255,500
				1,871,619
Multiline retail: 0.22%
Nordstrom Incorporated	4.00	3-15-2027	750,000	724,590
Specialty retail: 1.17%
Asbury Automotive Group Incorporated	4.75	3-1-2030	406,000	400,093
GAP Incorporated 144A	3.88	10-1-2031	485,000	450,090
Group 1 Automotive Incorporated 144A	4.00	8-15-2028	620,000	593,383
Lithia Motors Incorporated 144A	3.88	6-1-2029	390,000	383,175
Lithia Motors Incorporated 144A	4.63	12-15-2027	150,000	153,750
NMG Holding Company Incorporated 144A	7.13	4-1-2026	665,000	684,957
Rent-A-Center Incorporated 144A	6.38	2-15-2029	1,250,000	1,284,375
				3,949,823
Textiles, apparel & luxury goods: 0.14%
G-III Apparel Group Limited 144A	7.88	8-15-2025	460,000	485,300
Consumer staples: 0.49%
Food products: 0.49%
CHS Incorporated 144A%%	5.25	5-15-2030	400,000	398,280
CHS Incorporated 144A	6.00	1-15-2029	40,000	40,736
CHS Incorporated 144A	6.88	4-15-2029	1,230,000	1,216,163
				1,655,179
Energy: 14.11%
Energy equipment & services: 2.95%
Bristow Group Incorporated 144A	6.88	3-1-2028	2,350,000	2,367,625
Hilcorp Energy Company 144A	5.75	2-1-2029	270,000	275,400
Hilcorp Energy Company 144A	6.00	2-1-2031	300,000	304,500
Hilcorp Energy Company 144A	6.25	11-1-2028	350,000	363,125
Oceaneering International Incorporated	4.65	11-15-2024	450,000	452,867
Oceaneering International Incorporated	6.00	2-1-2028	1,580,000	1,581,833
Pattern Energy Operations LP 144A	4.50	8-15-2028	2,890,000	2,898,843
USA Compression Partners LP	6.88	4-1-2026	970,000	984,919
W.R. Grace Holdings LLC 144A	5.63	8-15-2029	780,000	752,700
				9,981,812
Oil, gas & consumable fuels: 11.16%
Aethon United 144A	8.25	2-15-2026	1,225,000	1,290,084
Antero Resources Corporation 144A	5.38	3-1-2030	590,000	610,532
Antero Resources Corporation 144A	8.38	7-15-2026	120,000	133,841
See accompanying notes to portfolio of investments

4  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Apache Corporation	4.38%	10-15-2028	$750,000	$ 775,995
Archrock Partners LP 144A	6.25	4-1-2028	590,000	592,336
Archrock Partners LP 144A	6.88	4-1-2027	500,000	512,825
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	821,196
Buckeye Partners LP	5.85	11-15-2043	1,125,000	1,029,206
Cheniere Energy Partners LP 144A	3.25	1-31-2032	800,000	752,464
Cheniere Energy Partners LP	4.50	10-1-2029	400,000	408,888
Cheniere Energy Partners LP 144A	5.50	6-15-2031	1,550,000	1,544,777
DCP Midstream Operating Company	5.13	5-15-2029	525,000	556,500
DT Midstream Incorporated 144A	4.13	6-15-2029	300,000	295,947
DT Midstream Incorporated 144A	4.38	6-15-2031	720,000	711,000
Encino Acquisition Partners Company 144A	8.50	5-1-2028	2,345,000	2,371,381
EnLink Midstream Partners LP	5.05	4-1-2045	1,025,000	878,425
EnLink Midstream Partners LP	5.38	6-1-2029	2,050,000	2,068,860
EnLink Midstream Partners LP	5.60	4-1-2044	750,000	678,750
EnLink Midstream Partners LP 144A	5.63	1-15-2028	170,000	174,539
Enviva Partners LP 144A	6.50	1-15-2026	2,250,000	2,324,543
Harvest Midstream LP 144A	7.50	9-1-2028	760,000	791,517
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	757,843
Murphy Oil Corporation	5.75	8-15-2025	185,000	187,775
Murphy Oil Corporation	5.88	12-1-2027	150,000	152,222
Murphy Oil Corporation	6.38	7-15-2028	1,230,000	1,272,164
Nabors Industries Incorporated 144A	7.38	5-15-2027	575,000	590,031
Nabors Industries Limited 144A	9.00	2-1-2025	78,000	80,730
Nabors Industries Limited 144A	7.25	1-15-2026	400,000	383,000
New Fortress Energy Incorporated 144A	6.50	9-30-2026	1,815,000	1,697,025
Occidental Petroleum Corporation	4.63	6-15-2045	1,825,000	1,767,969
Occidental Petroleum Corporation	6.20	3-15-2040	425,000	491,938
Occidental Petroleum Corporation	6.45	9-15-2036	3,190,000	3,874,893
Phillips 66	4.30	4-1-2022	312,000	313,905
Plains All American Pipeline LP	3.85	10-15-2023	750,000	773,014
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	1,265,000	1,340,900
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	240,000	259,200
Southwestern Energy Company	4.75	2-1-2032	370,000	369,375
Southwestern Energy Company	7.75	10-1-2027	975,000	1,038,697
Southwestern Energy Company	8.38	9-15-2028	650,000	713,180
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	785,000	749,675
Tallgrass Energy Partners LP 144A	6.00	9-1-2031	370,000	352,499
Veture Global LNG Incorporated 144A	3.88	11-1-2033	180,000	178,106
Western Midstream Operating LP	5.30	3-1-2048	1,000,000	1,105,000
				37,772,747
Financials: 13.41%
Banks: 0.60%
Citigroup Incorporated (U.S. SOFR +3.23%) ʊ±	4.70	1-30-2025	750,000	750,975
City National Bank	5.38	7-15-2022	500,000	510,860
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	750,000	766,583
				2,028,418
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  5

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets: 0.61%
Coinbase Global Incorporated 144A	3.63%	10-1-2031	$945,000	$ 823,331
Oppenheimer Holdings Incorporated	5.50	10-1-2025	1,200,000	1,248,000
				2,071,331
Consumer finance: 5.46%
Acuris Finance U.S. Incorporated 144A	5.00	5-1-2028	450,000	430,313
Discover Financial Services	5.20	4-27-2022	750,000	758,262
FirstCash Incorporated 144A	5.63	1-1-2030	545,000	544,717
FirstCash Incorporated 144A	4.63	9-1-2028	445,000	429,073
Ford Motor Credit Company LLC	4.00	11-13-2030	590,000	593,080
Ford Motor Credit Company LLC	4.39	1-8-2026	1,450,000	1,493,500
Ford Motor Credit Company LLC	5.11	5-3-2029	2,175,000	2,327,903
Ford Motor Credit Company LLC	5.13	6-16-2025	225,000	236,531
LFS Topco LLC 144A	5.88	10-15-2026	440,000	450,358
Navient Corporation	5.00	3-15-2027	1,215,000	1,176,630
Navient Corporation	5.50	3-15-2029	915,000	892,857
Navient Corporation	5.63	8-1-2033	825,000	738,977
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	835,000	843,350
PRA Group Incorporated 144A	5.00	10-1-2029	1,530,000	1,510,875
PROG Holdings Incorporated 144A	6.00	11-15-2029	530,000	519,437
Rocket Mortgage LLC 144A	2.88	10-15-2026	965,000	917,681
Rocket Mortgage LLC 144A	4.00	10-15-2033	830,000	776,631
Springleaf Finance Corporation	5.38	11-15-2029	1,100,000	1,116,885
Springleaf Finance Corporation	6.13	3-15-2024	750,000	785,700
Springleaf Finance Corporation	6.63	1-15-2028	100,000	107,336
Springleaf Finance Corporation	7.13	3-15-2026	925,000	1,016,884
Synchrony Financial	5.15	3-19-2029	750,000	837,130
				18,504,110
Diversified financial services: 1.23%
Hat Holdings LLC 144A	3.38	6-15-2026	630,000	606,375
Jefferies Finance LLC 144A	5.00	8-15-2028	875,000	864,868
LPL Holdings Incorporated 144A	4.38	5-15-2031	1,220,000	1,195,685
United Shore Financial Services LLC 144A	5.50	11-15-2025	1,550,000	1,501,214
				4,168,142
Insurance: 3.39%
Amwins Group Incorporated 144A	4.88	6-30-2029	1,240,000	1,213,650
Assurant Incorporated	3.70	2-22-2030	750,000	776,501
Brighthouse Financial Incorporated	4.70	6-22-2047	850,000	855,866
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	1,570,000	1,496,995
Enact Holdings Incorporated 144A	6.50	8-15-2025	2,195,000	2,322,705
HUB International Limited 144A	5.63	12-1-2029	350,000	343,875
Liberty Mutual Group Incorporated 144A	4.57	2-1-2029	750,000	844,843
MetLife Incorporated	6.40	12-15-2066	1,000,000	1,192,127
Prudential Financial Incorporated (3 Month LIBOR +2.38%) ±	4.50	9-15-2047	750,000	765,797
Ryan Specialty Group LLC 144A%%	4.38	2-1-2030	200,000	199,000
Sammons Financial Group Incorporated 144A	4.45	5-12-2027	750,000	806,866
W.R. Berkley Corporation	4.63	3-15-2022	650,000	653,033
				11,471,258
See accompanying notes to portfolio of investments

6  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mortgage REITs: 0.79%
Blackstone Mortgage Trust Incorporated 144A	3.75%	1-15-2027	$300,000	$ 287,250
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	900,000	896,823
Starwood Property Trust Incorporated	4.75	3-15-2025	755,000	771,988
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	690,000	711,563
				2,667,624
Thrifts & mortgage finance: 1.33%
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	1,080,000	1,051,423
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	1,070,000	1,047,166
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	1,120,000	1,125,600
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	1,395,000	1,277,681
				4,501,870
Health care: 2.85%
Health care equipment & supplies: 0.44%
Avantor Funding Incorporated 144A	3.88	11-1-2029	365,000	350,400
Mozart Debt Merger Sub Incorporated 144A	5.25	10-1-2029	1,175,000	1,142,688
				1,493,088
Health care providers & services: 2.33%
180 Medical Incorporated 144A	3.88	10-15-2029	475,000	461,938
AdaptHealth LLC 144A	4.63	8-1-2029	240,000	228,000
Air Methods Corporation 144A	8.00	5-15-2025	1,850,000	1,503,125
CommonSpirit Health	3.82	10-1-2049	750,000	812,774
Davita Incorporated 144A	4.63	6-1-2030	1,325,000	1,289,079
Encompass Health Corporation	4.50	2-1-2028	150,000	149,625
Encompass Health Corporation	4.75	2-1-2030	175,000	172,813
Encompass Health Corporation	4.63	4-1-2031	175,000	171,645
HealthSouth Corporation	5.75	9-15-2025	575,000	580,750
Select Medical Corporation 144A	6.25	8-15-2026	1,320,000	1,356,722
Tenet Healthcare Corporation 144A	4.88	1-1-2026	775,000	778,503
Tenet Healthcare Corporation 144A	7.50	4-1-2025	150,000	156,266
Vizient Incorporated 144A	6.25	5-15-2027	236,000	241,900
				7,903,140
Pharmaceuticals: 0.08%
Bausch Health Companies Incorporated 144A%%	6.13	2-1-2027	265,000	265,994
Industrials: 6.66%
Aerospace & defense: 0.80%
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	305,000	312,625
Spirit AeroSystems Holdings Incorporated 144A	7.50	4-15-2025	370,000	383,760
TransDigm Group Incorporated	4.88	5-1-2029	880,000	844,892
TransDigm Group Incorporated 144A	6.25	3-15-2026	575,000	593,688
TransDigm Group Incorporated	7.50	3-15-2027	550,000	570,730
				2,705,695
Airlines: 1.85%
American Airlines Group Incorporated 144A	5.75	4-20-2029	2,155,000	2,206,181
Hawaiian Airlines Incorporated	3.90	7-15-2027	813,223	796,124
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  7

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Hawaiian Brand Intellectual Property Limited 144A	5.75%	1-20-2026	$2,370,000	$ 2,423,752
United Airlines Incorporated 144A	4.63	4-15-2029	850,000	841,050
				6,267,107
Commercial services & supplies: 0.82%
CoreCivic Incorporated	8.25	4-15-2026	1,520,000	1,588,400
IAA Spinco Incorporated 144A	5.50	6-15-2027	1,150,000	1,180,199
				2,768,599
Construction & engineering: 0.47%
Great Lakes Dredge & Dock Company 144A	5.25	6-1-2029	1,565,000	1,600,213
Machinery: 1.05%
Meritor Incorporated 144A	4.50	12-15-2028	600,000	584,100
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	1,425,000	1,487,344
Werner FinCo LP 144A	8.75	7-15-2025	1,445,000	1,488,350
				3,559,794
Road & rail: 0.71%
Uber Technologies Incorporated 144A	4.50	8-15-2029	725,000	703,250
Uber Technologies Incorporated 144A	8.00	11-1-2026	1,600,000	1,696,656
				2,399,906
Trading companies & distributors: 0.96%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	1,915,000	1,853,241
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	1,140,000	1,171,042
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	200,000	219,000
				3,243,283
Information technology: 4.14%
Communications equipment: 0.66%
CIENA Corporation 144A	4.00	1-31-2030	250,000	247,500
CommScope Technologies LLC 144A	5.00	3-15-2027	1,115,000	992,941
CommScope Technologies LLC 144A	8.25	3-1-2027	1,025,000	1,002,840
				2,243,281
Electronic equipment, instruments & components: 0.20%
Keysight Technologies	4.60	4-6-2027	600,000	662,933
IT services: 0.89%
Sabre GLBL Incorporated 144A	9.25	4-15-2025	2,699,000	3,031,139
Semiconductors & semiconductor equipment: 0.28%
Broadcom Corporation	3.50	1-15-2028	750,000	776,647
QORVO Incorporated	4.38	10-15-2029	175,000	180,906
				957,553
See accompanying notes to portfolio of investments

8  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software: 1.63%
IQVIA Incorporated 144A	5.00%	5-15-2027	$250,000	$ 255,675
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	640,000	614,560
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	2,305,000	2,073,878
NCR Corporation 144A	5.13	4-15-2029	195,000	194,573
NCR Corporation 144A	6.13	9-1-2029	1,000,000	1,051,050
SS&C Technologies Incorporated 144A	5.50	9-30-2027	500,000	516,360
VMware Incorporated	3.90	8-21-2027	750,000	796,737
				5,502,833
Technology hardware, storage & peripherals: 0.48%
Dell International LLC	6.02	6-15-2026	750,000	851,179
Hewlett-Packard Company	4.05	9-15-2022	750,000	765,979
				1,617,158
Materials: 2.78%
Chemicals: 0.40%
Chemours Company 144A	4.63	11-15-2029	950,000	904,875
Olympus Water US Holding Corporation 144A	4.25	10-1-2028	450,000	429,732
				1,334,607
Containers & packaging: 1.24%
Ball Corporation	2.88	8-15-2030	2,725,000	2,527,438
Berry Global Incorporated 144A	5.63	7-15-2027	175,000	180,154
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	750,000	870,000
Owens-Brockway Packaging Incorporated 144A	6.38	8-15-2025	600,000	634,500
				4,212,092
Metals & mining: 0.79%
Arches Buyer Incorporated 144A	4.25	6-1-2028	800,000	755,432
Arches Buyer Incorporated 144A	6.13	12-1-2028	405,000	393,356
Cleveland-Cliffs Incorporated 144A	4.88	3-1-2031	700,000	686,000
Cleveland-Cliffs Incorporated	5.88	6-1-2027	540,000	558,862
Indalex Holdings Corporation ♦†	11.50	2-1-2014	2,990,596	0
Kaiser Aluminum Corporation 144A	4.63	3-1-2028	300,000	287,796
				2,681,446
Paper & forest products: 0.35%
Clearwater Paper Corporation 144A	5.38	2-1-2025	350,000	368,375
Clearwater Paper Corporation 144A	4.75	8-15-2028	115,000	114,713
Vertical US Newco Incorporated 144A	5.25	7-15-2027	675,000	683,438
				1,166,526
Real estate: 2.46%
Equity REITs: 2.46%
Iron Mountain Incorporated 144A	4.50	2-15-2031	1,625,000	1,540,809
Iron Mountain Incorporated 144A	5.25	7-15-2030	1,505,000	1,494,390
Omega HealthCare Investors Incorporated	4.50	4-1-2027	600,000	648,831
Service Properties Trust Company	3.95	1-15-2028	385,000	338,800
Service Properties Trust Company	4.75	10-1-2026	545,000	506,523
Service Properties Trust Company	4.95	2-15-2027	2,260,000	2,101,800
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  9

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Equity REITs (continued)
Service Properties Trust Company	7.50%	9-15-2025		$1,000,000	$ 1,053,830
SITE Centers Corporation	4.70	6-1-2027		600,000	652,123
					8,337,106
Utilities: 2.22%
Electric utilities: 0.64%
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024		16,000	16,500
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027		1,250,000	1,265,625
PG&E Corporation	5.00	7-1-2028		100,000	100,000
PG&E Corporation	5.25	7-1-2030		800,000	793,144
					2,175,269
Independent power & renewable electricity producers: 1.58%
NSG Holdings LLC 144A	7.75	12-15-2025		1,732,133	1,836,061
TerraForm Power Operating LLC 144A	4.25	1-31-2023		500,000	502,670
TerraForm Power Operating LLC 144A	4.75	1-15-2030		800,000	804,160
TerraForm Power Operating LLC 144A	5.00	1-31-2028		675,000	683,438
Vistra Operations Company LLC 144A	5.63	2-15-2027		1,500,000	1,530,045
					5,356,374
Total Corporate bonds and notes (Cost $230,566,956)					230,775,364
Foreign corporate bonds and notes: 8.21%
Financials: 8.21%
Banks: 8.21%
European Investment Bank	2.85	12-13-2022	BRL	9,200,000	1,616,662
European Investment Bank	8.00	5-5-2027	ZAR	21,000,000	1,412,752
European Investment Bank	8.38	7-29-2022	ZAR	40,000,000	2,631,859
European Investment Bank	8.75	8-18-2025	ZAR	20,000,000	1,381,653
International Bank for Reconstruction & Development	5.75	1-14-2028	BRL	15,000,000	2,221,766
International Bank for Reconstruction & Development %%	6.75	2-9-2029	ZAR	60,000,000	3,800,534
International Bank for Reconstruction & Development	7.00	6-7-2023	ZAR	15,000,000	985,247
International Bank for Reconstruction & Development	8.25	6-22-2023	BRL	9,000,000	1,623,868
International Bank for Reconstruction & Development %%	9.50	2-9-2029	BRL	22,000,000	3,985,322
International Finance Corporation	7.50	5-9-2022	BRL	5,000,000	932,280
International Finance Corporation	7.50	5-9-2022	BRL	4,000,000	745,824
International Finance Corporation	8.25	1-30-2023	BRL	9,000,000	1,637,596
KfW	7.50	11-10-2022	ZAR	36,000,000	2,362,327
Landwirtschaftliche Rentenbank	8.25	5-23-2022	ZAR	15,000,000	980,904
The Asian Development Bank	6.00	2-5-2026	BRL	9,000,000	1,467,328
					27,785,922
Total Foreign corporate bonds and notes (Cost $30,995,454)					27,785,922
See accompanying notes to portfolio of investments

10  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign government bonds: 21.38%
China Government Bond	3.02%	5-27-2031	CNY	14,700,000	$ 2,360,300
China Government Bond	3.03	3-11-2026	CNY	14,400,000	2,314,849
Colombia	6.25	11-26-2025	COP	15,000,000,000	3,565,810
Colombia	7.50	8-26-2026	COP	22,725,000,000	5,557,624
India	7.27	4-8-2026	INR	60,000,000	836,772
India	7.32	1-28-2024	INR	710,000,000	9,902,751
Indonesia	7.00	9-15-2030	IDR	115,000,000,000	8,219,997
Indonesia	5.50	4-15-2026	IDR	30,000,000,000	2,102,628
Mexico	7.75	5-29-2031	MXN	85,000,000	4,135,777
Mexico	8.50	5-31-2029	MXN	208,500,000	10,609,969
Romania	3.65	9-24-2031	RON	26,500,000	5,170,498
Romania	5.00	2-12-2029	RON	20,000,000	4,486,096
Russia	6.50	2-28-2024	RUB	390,000,000	4,773,572
Russia	6.90	5-23-2029	RUB	400,000,000	4,525,748
Russia	7.65	4-10-2030	RUB	325,000,000	3,810,881
Total Foreign government bonds (Cost $80,429,910)					72,373,272
Loans: 19.94%
Communication services: 2.06%
Diversified telecommunication services: 0.48%
Intelsat Jackson Holdings SA (U.S. SOFR +4.25%) <±	4.75	1-26-2029		$1,620,000	1,611,090
Media: 1.08%
DIRECTV Financing LLC (1 Month LIBOR +5.00%) <±	5.75	8-2-2027		1,539,563	1,540,532
Hubbard Radio LLC (3 Month LIBOR +4.25%) ‡±	5.25	3-28-2025		2,098,426	2,106,295
					3,646,827
Wireless telecommunication services: 0.50%
Connect U.S. Finco LLC (1 Month LIBOR +3.50%) ±	4.50	12-11-2026		859,688	858,923
Consolidated Communications Holdings Incorporated (1 Month LIBOR +3.50%) ±	4.25	10-2-2027		848,000	845,083
					1,704,006
Consumer discretionary: 1.77%
Auto components: 0.53%
Clarios Global LP (1 Month LIBOR +3.25%) ±	3.36	4-30-2026		190,172	189,078
Truck Hero Incorporated (1 Month LIBOR +3.25%) ±	4.00	1-31-2028		1,587,005	1,581,958
					1,771,036
Distributors: 0.74%
Spin Holdco Incorporated (1 Month LIBOR +4.00%) ±	4.75	3-4-2028		2,514,215	2,511,927
Household durables: 0.23%
Wilsonart LLC (1 Month LIBOR +3.50%) ±	4.50	12-19-2026		789,038	786,939
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  11

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Specialty retail: 0.27%
Great Outdoors Group LLC (1 Month LIBOR +3.75%) ±	4.50%	3-6-2028	$416,428	$ 415,995
Rent-A-Center Incorporated (1 Month LIBOR +3.25%) ±	3.75	2-17-2028	491,288	489,239
				905,234
Consumer staples: 0.05%
Beverages: 0.05%
Naked Juice LLC (U.S. SOFR +3.25%) <±	3.75	1-19-2029	156,000	155,721
Naked Juice LLC (U.S. SOFR +3.25%) <±	3.75	1-24-2029	9,000	8,984
				164,705
Energy: 1.73%
Oil, gas & consumable fuels: 1.73%
AL NGPL Holdings LLC (1 Month LIBOR +3.75%) ±	4.75	4-14-2028	735,716	734,186
Apergy Corporation (1 Month LIBOR +5.00%) <±	6.00	6-3-2027	2,304,224	2,331,114
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	5.50	9-29-2028	1,012,463	1,011,450
NorthRiver Midstream Finance LP (3 Month LIBOR +3.25%) ±	3.46	10-1-2025	914,828	912,284
Prairie ECI Acquiror LP (3 Month LIBOR +4.75%) ±	4.86	3-11-2026	900,000	879,471
				5,868,505
Financials: 3.43%
Diversified financial services: 1.95%
Mallinckrodt International Finance SA (3 Month LIBOR +5.25%) ±	6.00	9-24-2024	1,577,755	1,473,229
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡±	5.25	4-30-2024	2,500,150	2,495,474
Resolute Investment Managers Incorporated (1 Month LIBOR +8.00%) ‡±	9.00	4-30-2025	923,070	927,685
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.00%) ±	4.50	5-30-2025	1,721,259	1,718,384
				6,614,772
Insurance: 1.22%
AssuredPartners Incorporated (U.S. SOFR +3.50%) <±	4.00	2-12-2027	275,000	274,313
Asurion LLC (1 Month LIBOR +5.25%) <±	5.36	1-31-2028	2,250,000	2,251,868
Asurion LLC (1 Month LIBOR +5.25%) ±	5.36	1-20-2029	350,000	350,221
HUB International Limited (1 Month LIBOR +3.25%) ±	4.00	4-25-2025	1,241,864	1,238,970
				4,115,372
Mortgage REITs: 0.26%
Claros Mortgage Trust Incoporated (U.S. SOFR +4.50%) ‡±	5.00	8-9-2026	865,000	866,081
See accompanying notes to portfolio of investments

12  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 2.11%
Health care equipment & supplies: 0.45%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50%	8-31-2026	$1,521,819	$ 1,519,065
Health care providers & services: 0.60%
Medrisk Incorporated (1 Month LIBOR +3.75%) ±	4.50	5-10-2028	778,050	776,937
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) <±	3.75	3-2-2028	17,522	17,322
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) <±	4.50	3-2-2028	375,644	371,365
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) <±	4.50	3-2-2028	11,887	11,752
Padagis LLC (1 Month LIBOR +4.75%) ‡±	5.25	7-6-2028	381,176	379,987
Press Ganey Holdings Incorporated (1 Month LIBOR +3.75%) ‡±	4.50	7-24-2026	467,650	467,945
				2,025,308
Health care technology: 0.85%
athenahealth Incorporated (U.S. SOFR +3.50%) <±	4.00	1-26-2029	127,588	126,977
athenahealth Incorporated (U.S. SOFR +3.50%) <±	4.00	1-26-2029	752,769	749,163
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.50%) ±	3.50	3-1-2024	434,644	434,101
Project Ruby Ultimate Parent Corporation (1 Month LIBOR +3.25%) ±	4.00	3-3-2028	1,563,188	1,558,060
				2,868,301
Pharmaceuticals: 0.21%
Bausch Health Companies Incorporated (U.S. SOFR +5.25%) <±	5.75	1-27-2027	735,000	728,797
Industrials: 4.89%
Aerospace & defense: 0.88%
Spirit AeroSystems Incorporated (1 Month LIBOR +3.75%) ±	4.25	1-15-2025	2,989,857	2,997,331
Airlines: 1.95%
AAdvantage Loyalty IP Limited (1 Month LIBOR +4.75%) ±	5.50	4-20-2028	1,920,000	1,990,138
Air Canada (1 Month LIBOR +3.50%) ±	4.25	8-11-2028	200,000	200,416
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	2,885,000	3,042,233
SkyMiles IP Limited (3 Month LIBOR +3.75%) ±	4.75	10-20-2027	910,000	960,168
United Airlines Incorporated (1 Month LIBOR +3.75%) ±	4.50	4-21-2028	401,963	401,794
				6,594,749
Commercial services & supplies: 1.37%
Allied Universal Holdco LLC (1 Month LIBOR +3.75%) ±	4.25	5-12-2028	793,013	790,499
MIP V Waste Holdings LLC (1 Month LIBOR +3.25%) ‡<±	3.75	12-8-2028	350,000	350,875
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  13

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services & supplies (continued)
Polaris Newco LLC (1 Month LIBOR +4.00%) ±	4.50%	6-2-2028	$1,900,238	$ 1,898,717
Ring Container Technologies (1 Month LIBOR +3.75%) ±	4.27	8-12-2028	1,595,000	1,596,196
				4,636,287
Machinery: 0.69%
Alliance Laundry Systems LLC (1 Month LIBOR +3.50%) ±	4.25	10-8-2027	1,126,179	1,126,179
Werner FinCo LP (3 Month LIBOR +4.00%) ‡±	5.00	7-24-2024	1,207,390	1,207,390
				2,333,569
Information technology: 1.25%
Communications equipment: 0.14%
CommScope Incorporated (3 Month LIBOR +3.25%) ±	3.36	4-6-2026	488,750	479,791
IT services: 0.11%
Applied Systems Incorporated (1 Month LIBOR +3.00%) ±	3.50	9-19-2024	383,368	382,628
Software: 1.00%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	3.80	7-24-2026	977,500	971,879
Nexus Buyer LLC (1 Month LIBOR +6.25%) ±	6.75	10-29-2029	1,010,000	1,009,374
Sophia LP (1 Month LIBOR +3.50%) ±	4.00	10-7-2027	1,405,827	1,404,505
				3,385,758
Materials: 1.20%
Chemicals: 0.24%
Olympus Water US Holding Corporation (1 Month LIBOR +3.75%) ±	4.25	11-9-2028	800,000	798,504
Containers & packaging: 0.57%
Flex Acquisition Company Incorporated (3 Month LIBOR +3.00%) ±	3.21	6-29-2025	718,943	714,694
Flex Acquisition Company Incorporated (1 Month LIBOR +3.50%) ±	4.00	3-2-2028	691,288	689,823
Graham Packaging Company Incorporated (1 Month LIBOR +3.00%) ±	3.75	8-4-2027	534,772	532,767
				1,937,284
Paper & forest products: 0.39%
Clearwater Paper Corporation (1 Month LIBOR +3.00%) ‡±	3.13	7-26-2026	33,333	33,250
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) ±	4.00	7-30-2027	1,303,582	1,303,582
				1,336,832
Real estate: 0.52%
Equity REITs: 0.52%
The Geo Group Incorporated (3 Month LIBOR +2.00%) ±	2.11	3-22-2024	1,886,904	1,762,406
See accompanying notes to portfolio of investments

14  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.93%
Electric utilities: 0.93%
ExGen Renewables IV LLC (1 Month LIBOR +2.50%) ±	3.50%	12-15-2027	$750,000	$ 748,598
PG&E Corporation (1 Month LIBOR +3.00%) ±	3.50	6-23-2025	2,462,500	2,413,250
				3,161,848
Total Loans (Cost $67,546,008)				67,514,952
Non-agency mortgage-backed securities: 6.20%
ACE Securities Corporation (1 Month LIBOR +2.63%) ±	2.73	6-25-2033	18,707	18,712
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	91,559	94,254
Banc of America Funding Corporation Series 2005 Class D-A1 ±±	2.72	5-25-2035	147,116	151,642
Banc of America Merrill Lynch Commercial Mortgage Incorporated Series 2017-BNK6 Class D 144A	3.10	7-15-2060	1,000,000	887,318
Banc of America Mortgage Securities Series 2003 Class 1A1 ±±	2.25	4-25-2033	247,288	242,289
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	175,963	178,059
Bluemountain CLO Limited Series 2015-2A Class A1R (3 Month LIBOR +0.93%) 144A±	1.17	7-18-2027	185,885	185,948
Brookside Mill CLO Limited Series 2013 Class 1A (3 Month LIBOR +2.65%) 144A±	2.89	1-17-2028	1,000,000	1,000,000
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	9,125	9,230
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±±	4.88	9-10-2045	1,000,000	1,000,181
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	1.21	7-15-2030	126,890	126,589
Commercial Mortgage Trust Series 2012-CR2 Class C ±±	4.83	8-15-2045	1,000,000	997,220
Commercial Mortgage Trust Series 2012-CR4 Class B 144A	3.70	10-15-2045	1,000,000	905,639
Commercial Mortgage Trust Series 2012-CR5 Class E 144A±±	4.32	12-10-2045	1,000,000	950,116
Commercial Mortgage Trust Series 2012-LC4 Class AM	4.06	12-10-2044	435,648	435,446
Commercial Mortgage Trust Series 2012-LC4 Class C ±±	5.56	12-10-2044	500,000	485,483
Commercial Mortgage Trust Series 2013-LC13 Class D 144A±±	5.26	8-10-2046	1,103,000	1,042,659
Countrywide Home Loans Series 2003-48 Class 2A2 ±±	2.29	10-25-2033	27,607	26,434
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±±	2.04	9-25-2032	252,062	248,510
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±±	2.28	6-25-2033	35,380	36,943
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±±	2.23	3-25-2033	8,109	8,342
Credit Suisse First Boston Mortgage Securities Series 2014-USA Class D 144A	4.37	9-15-2037	750,000	690,479
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  15

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Global Mortgage Securitization Limited Series 2004-A Class A2 (1 Month LIBOR +0.32%) 144A±	0.43%	11-25-2032	$31,267	$ 30,705
Goldman Sachs Mortgage Securities Trust Series 2010-C1 Class X 144A♀±±	0.73	8-10-2043	685,445	4,288
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ7 Class XA ♀±±	1.53	5-10-2045	785,366	86
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1 Class C ±±	3.80	11-10-2052	1,000,000	1,016,857
Goldman Sachs Mortgage Securities Trust Series 2020-DUNE Class D (1 Month LIBOR +1.90%) 144A±	2.01	12-15-2036	1,000,000	992,547
GSAA Home Equity Trust Series 2004-5 Class AF5	4.37	6-25-2034	47	47
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6 Class E 144A±±	5.12	5-15-2045	520,000	366,302
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C17 Class B ±±	4.89	1-15-2047	50,000	52,079
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±±	2.24	7-25-2034	2,743	2,825
JPMorgan Mortgage Trust Series 2004-A3 Class 3A3 ±±	2.38	7-25-2034	19,190	19,057
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±±	2.49	6-25-2035	76,702	78,085
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±±	2.19	12-25-2033	60,920	63,085
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±±	3.02	1-25-2034	3,626	3,854
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±±	2.73	11-21-2034	4,818	4,866
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	3-25-2036	442	433
MF1 Multifamily Housing Mortgage Loan Trust Series 2022 Class FL8-C (30 Day Average U.S. SOFR +2.20%) 144A±	2.25	2-19-2037	1,000,000	1,000,620
Mid-State Trust Series 11 Class A1	4.86	7-15-2038	102,810	105,608
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 (6 Month LIBOR +0.68%) ±	0.93	1-25-2029	24,559	24,586
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A♀±±	1.33	8-15-2045	3,160,433	5,550
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4 ±±	4.15	8-15-2046	569,000	581,809
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class D 144A±±	4.21	2-15-2046	692,000	538,707
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±±	5.48	3-15-2045	900,000	897,036
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A ±±	6.38	9-25-2034	16,708	18,140
New Century Home Equity Loan Trust Series 2004-3 Class M1 (1 Month LIBOR +0.93%) ±	1.04	11-25-2034	807,507	803,088
See accompanying notes to portfolio of investments

16  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Palmer Square Loan Funding Limited Series 2019-2A Class A1 (3 Month LIBOR +0.97%) 144A±	1.22%	4-20-2027	$81,446	$ 81,466
Parallel Limited Series 2021-1A Class D (3 Month LIBOR +3.45%) 144A±	3.69	7-15-2034	1,000,000	997,749
Sequoia Mortgage Trust Series 2003-1 Class 1A (1 Month LIBOR +0.76%) ±	0.86	4-20-2033	4,539	4,457
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D 144A±±	4.39	1-5-2043	1,000,000	791,353
Sound Point CLO Limited Series 2015-1RA Class BR (3 Month LIBOR +1.55%) 144A±	1.79	4-15-2030	1,000,000	995,067
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±±	2.61	3-25-2034	21,352	22,259
Terwin Mortgage Trust Series 2003-6HE Class A3 (1 Month LIBOR +1.14%) ±	1.25	11-25-2033	110,861	110,786
Vendee Mortgage Trust Series 2003-2 Class IO ♀±±	0.55	5-15-2033	1,581,112	26,868
Verus Securitization Trust Series 2021-1 Class A2 144A±±	1.05	1-25-2066	590,251	580,039
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	63,928	67,295
Westgate Resorts Series 2022-1A Class C 144A	2.49	8-20-2036	1,000,000	993,649
Total Non-agency mortgage-backed securities (Cost $21,967,301)				21,002,741
Yankee corporate bonds and notes: 10.81%
Communication services: 1.07%
Diversified telecommunication services: 0.55%
Intelsat Jackson Holdings SA †	5.50	8-1-2023	4,300,000	1,875,875
Media: 0.06%
Virgin Media Finance plc 144A	5.00	7-15-2030	200,000	188,520
Wireless telecommunication services: 0.46%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	750,000	777,360
Telesat Canada 144A	5.63	12-6-2026	360,000	304,549
VMED O2 UK Financing I plc 144A	4.75	7-15-2031	500,000	477,840
				1,559,749
Consumer discretionary: 0.21%
Hotels, restaurants & leisure: 0.21%
GENM Capital Labuan Limited 144A	3.88	4-19-2031	750,000	697,599
Energy: 1.18%
Oil, gas & consumable fuels: 1.18%
Baytex Energy Corporation 144A	8.75	4-1-2027	1,800,000	1,926,000
Griffin Coal Mining Company Limited 144A♦†	9.50	12-1-2016	1,110,230	0
Griffin Coal Mining Company Limited ♦†	9.50	12-1-2016	90,767	0
Husky Energy Incorporated	4.40	4-15-2029	750,000	811,293
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	1,227,000	1,245,405
				3,982,698
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  17

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 2.19%
Banks: 1.00%
ABN AMRO Bank NV 144A	4.80%	4-18-2026	$750,000	$ 809,875
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	650,319
Corporación Andina de Fomento	4.38	6-15-2022	958,000	969,018
NatWest Group plc (5 Year Treasury Constant Maturity +2.35%) ±	3.03	11-28-2035	1,000,000	951,083
				3,380,295
Capital markets: 0.19%
Credit Suisse Group AG (5 Year Treasury Constant Maturity +3.55%) 144Aʊ±	4.50	9-3-2030	700,000	647,500
Diversified financial services: 0.18%
Castlelake Aviation Finance 144A	5.00	4-15-2027	630,000	614,061
Insurance: 0.82%
Allied World Assurance Company Holdings Limited	4.35	10-29-2025	385,000	408,279
Athene Holding Limited	4.13	1-12-2028	750,000	800,537
Fairfax Financial Holdings Limited	4.85	4-17-2028	750,000	818,449
Sompo International Holdings Limited	7.00	7-15-2034	575,000	761,212
				2,788,477
Health care: 2.37%
Biotechnology: 0.07%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	230,000	228,606
Pharmaceuticals: 2.30%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	380,000	360,179
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	450,000	361,744
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	375,000	377,940
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	1,581,000	1,611,434
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	600,000	507,750
Bausch Health Companies Incorporated 144A	7.00	1-15-2028	100,000	89,625
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	50,000	45,000
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	375,000	379,219
Teva Pharmaceutical Finance Netherlands III BV	4.75	5-9-2027	185,000	178,988
Teva Pharmaceutical Finance Netherlands III BV	5.13	5-9-2029	185,000	179,450
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	3,110,000	3,168,266
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	500,000	530,320
				7,789,915
Industrials: 3.33%
Aerospace & defense: 0.54%
Bombardier Incorporated 144A	6.00	2-15-2028	185,000	179,102
Bombardier Incorporated 144A	7.13	6-15-2026	270,000	274,388
Bombardier Incorporated 144A	7.88	4-15-2027	1,350,000	1,368,198
				1,821,688
Airlines: 1.19%
Air Canada 2020-1 Class C Pass-Through Trust 144A	10.50	7-15-2026	2,276,000	2,777,183
See accompanying notes to portfolio of investments

18  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Spirit Loyalty Cayman Limited 144A	8.00%	9-20-2025	$610,000	$ 660,905
VistaJet 144A	6.38	2-1-2030	605,000	601,219
				4,039,307
Electrical equipment: 0.57%
Sensata Technologies BV 144A	4.00	4-15-2029	1,690,000	1,670,024
Sensata Technologies BV 144A	5.00	10-1-2025	260,000	273,975
				1,943,999
Machinery: 0.07%
Vertical Holdco GmbH 144A	7.63	7-15-2028	224,000	235,760
Metals & mining: 0.23%
Glencore Finance Canada Limited 144A	4.25	10-25-2022	750,000	767,415
Trading companies & distributors: 0.73%
Carlyle Aviation Elevate Merger Subsidiary Limited 144A	7.00	10-15-2024	2,575,000	2,481,656
Materials: 0.31%
Containers & packaging: 0.31%
Ardagh Packaging Finance plc 144A	4.13	8-15-2026	75,000	74,415
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	125,000	127,835
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	880,000	862,400
				1,064,650
Utilities: 0.15%
Multi-utilities: 0.15%
Veolia Environnement SA	6.75	6-1-2038	350,000	497,479
Total Yankee corporate bonds and notes (Cost $40,067,190)				36,605,249
Yankee government bonds: 0.23%
Republic of Trinidad and Tobago 144A	4.50	8-4-2026	750,000	766,883
Total Yankee government bonds (Cost $746,574)				766,883

		Yield	Shares
Short-term investments: 4.44%
Investment companies: 4.44%
Allspring Government Money Market Fund Select Class ♠∞##		0.03	15,036,566	15,036,566
Total Short-term investments (Cost $15,036,566)				15,036,566
Total investments in securities (Cost $494,824,082)	141.94%			480,526,047
Other assets and liabilities, net	(41.94)			(141,987,246)
Total net assets	100.00%			$ 338,538,801

See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  19

Portfolio of investments—January 31, 2022 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
♀	Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BRL	Brazilian real
CNY	Chinese yuan
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
REIT	Real estate investment trust
RON	Romanian lei
RUB	Russian ruble
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,880,250	$37,281,567	$(34,125,251)	$0	$0	$15,036,566	15,036,566	$512
See accompanying notes to portfolio of investments

20  |  Allspring Multi-Sector Income Fund

Notes to portfolio of investments—January 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of January 31, 2022, the Fund had unfunded loan commitments of $7,181,433.

Allspring Multi-Sector Income Fund  |  21

Notes to portfolio of investments—January 31, 2022 (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,498,977	$0	$1,498,977
Asset-backed securities	0	3,854,020	0	3,854,020
Common stocks
Energy	1,892,266	0	0	1,892,266
Financials	1,419,835	0	0	1,419,835
Corporate bonds and notes	0	230,775,364	0	230,775,364
Foreign corporate bonds and notes	0	27,785,922	0	27,785,922
Foreign government bonds	0	72,373,272	0	72,373,272
Loans	0	58,679,970	8,834,982	67,514,952
Non-agency mortgage-backed securities	0	21,002,741	0	21,002,741
Yankee corporate bonds and notes	0	36,605,249	0	36,605,249
Yankee government bonds	0	766,883	0	766,883
Short-term investments
Investment companies	15,036,566	0	0	15,036,566
Total assets	$18,348,667	$453,342,398	$8,834,982	$480,526,047
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Loans
Balance as of October 31, 2021	$5,330,704
Accrued discounts (premiums)	1,341
Realized gains	353
Change in unrealized gains (losses)	787
Purchases	990,038
Sales	(62,481)
Transfer into Level 3	2,574,240
Transfers out of Level 3	0
Balance as of January 31, 2022	$8,834,982
Change in unrealized gains (losses) relating to securities still held at January 31, 2022	$1,486

22  |  Allspring Multi-Sector Income Fund

Notes to portfolio of investments—January 31, 2022 (unaudited)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Allspring Multi-Sector Income Fund  |  23